SCHEDULE OF DOMESTIC AND FOREIGN COMPONENTS OF LOSS BEFORE INCOME TAXES (Details) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic						$ 341,904
Foreign			54,248			328,710
Loss before income tax expense	$ 899,125	$ 62,722	$ 54,248	$ 2,767,885	$ 127,132	$ 670,614